CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 1,262,000,000	$ 1,088,000,000	$ 920,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	(290,000,000)	140,000,000	117,000,000
Preferred dividends of subsidiaries	(1,000,000)	(5,000,000)	(6,000,000)
San Diego Gas and Electric Company [Member]
Net income	527,000,000	435,000,000	515,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	(1,000,000)	19,000,000	(12,000,000)
Southern California Gas Company [Member]
Net income	333,000,000	365,000,000	290,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total			3,000,000
Before-Tax Amount [Member]
Net income	1,462,000,000	1,375,000,000	924,000,000
Comprehensive income, net of income tax
Foreign currency translation adjustments	(193,000,000)	111,000,000	119,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(20,000,000)	47,000,000	(4,000,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(106,000,000)	13,000,000	(6,000,000)
Other Comprehensive Income (Loss), Net of Tax, Total	(319,000,000)	171,000,000	109,000,000
Total comprehensive income	1,143,000,000	1,546,000,000	1,033,000,000
Preferred dividends of subsidiaries	(1,000,000)	(5,000,000)	(6,000,000)
Total comprehensive income, after preferred dividends of subsidiaries	1,142,000,000	1,541,000,000	1,027,000,000
Before-Tax Amount [Member] | San Diego Gas and Electric Company [Member]
Net income	777,000,000	602,000,000	679,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(5,000,000)	3,000,000	(1,000,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	(5,000,000)	3,000,000	(1,000,000)
Total comprehensive income	772,000,000	605,000,000	678,000,000
Before-Tax Amount [Member] | Southern California Gas Company [Member]
Net income	472,000,000	481,000,000	369,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax		(2,000,000)	5,000,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		1,000,000	2,000,000
Other Comprehensive Income (Loss), Net of Tax, Total		(1,000,000)	7,000,000
Total comprehensive income	472,000,000	480,000,000	376,000,000
Income Tax (Expense) Benefit [Member]
Net income	(300,000,000)	(366,000,000)	(59,000,000)
Comprehensive income, net of income tax
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	8,000,000	(19,000,000)	2,000,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	42,000,000	(4,000,000)	2,000,000
Other Comprehensive Income (Loss), Net of Tax, Total	50,000,000	(23,000,000)	4,000,000
Total comprehensive income	(250,000,000)	(389,000,000)	(55,000,000)
Preferred dividends of subsidiaries	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	(250,000,000)	(389,000,000)	(55,000,000)
Income Tax (Expense) Benefit [Member] | San Diego Gas and Electric Company [Member]
Net income	(270,000,000)	(191,000,000)	(190,000,000)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	2,000,000	(1,000,000)	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	2,000,000	(1,000,000)	0
Total comprehensive income	(268,000,000)	(192,000,000)	(190,000,000)
Income Tax (Expense) Benefit [Member] | Southern California Gas Company [Member]
Net income	(139,000,000)	(116,000,000)	(79,000,000)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax		1,000,000	(3,000,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		0	(1,000,000)
Other Comprehensive Income (Loss), Net of Tax, Total		1,000,000	(4,000,000)
Total comprehensive income	(139,000,000)	(115,000,000)	(83,000,000)
Net-Of-Tax Amount [Member]
Net income	1,162,000,000	1,009,000,000	865,000,000
Comprehensive income, net of income tax
Foreign currency translation adjustments	(193,000,000)	111,000,000	119,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(12,000,000)	28,000,000	(2,000,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(64,000,000)	9,000,000	(4,000,000)
Other Comprehensive Income (Loss), Net of Tax, Total	(269,000,000)	148,000,000	113,000,000
Total comprehensive income	893,000,000	1,157,000,000	978,000,000
Preferred dividends of subsidiaries	(1,000,000)	(5,000,000)	(6,000,000)
Total comprehensive income, after preferred dividends of subsidiaries	892,000,000	1,152,000,000	972,000,000
Net-Of-Tax Amount [Member] | San Diego Gas and Electric Company [Member]
Net income	507,000,000	411,000,000	489,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3,000,000)	2,000,000	(1,000,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	(3,000,000)	2,000,000	(1,000,000)
Total comprehensive income	504,000,000	413,000,000	488,000,000
Net-Of-Tax Amount [Member] | Southern California Gas Company [Member]
Net income	333,000,000	365,000,000	290,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax		(1,000,000)	2,000,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		1,000,000	1,000,000
Other Comprehensive Income (Loss), Net of Tax, Total		0	3,000,000
Total comprehensive income	333,000,000	365,000,000	293,000,000
Noncontrolling Interests [Domain]
Net income	100,000,000	79,000,000	55,000,000
Comprehensive income, net of income tax
Foreign currency translation adjustments	(20,000,000)	(27,000,000)	15,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(1,000,000)	19,000,000	(11,000,000)
Other Comprehensive Income (Loss), Net of Tax, Total	(21,000,000)	(8,000,000)	4,000,000
Total comprehensive income	79,000,000	71,000,000	59,000,000
Preferred dividends of subsidiaries	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	79,000,000	71,000,000	59,000,000
Noncontrolling Interests [Domain] | San Diego Gas and Electric Company [Member]
Net income	20,000,000	24,000,000	26,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	2,000,000	17,000,000	(11,000,000)
Other Comprehensive Income (Loss), Net of Tax, Total	2,000,000	17,000,000	(11,000,000)
Total comprehensive income	22,000,000	41,000,000	15,000,000
Total Equity [Member]
Net income	1,262,000,000	1,088,000,000	920,000,000
Comprehensive income, net of income tax
Foreign currency translation adjustments	(213,000,000)	84,000,000	134,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(12,000,000)	28,000,000	(2,000,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(65,000,000)	28,000,000	(15,000,000)
Other Comprehensive Income (Loss), Net of Tax, Total	(290,000,000)	140,000,000	117,000,000
Total comprehensive income	972,000,000	1,228,000,000	1,037,000,000
Preferred dividends of subsidiaries	(1,000,000)	(5,000,000)	(6,000,000)
Total comprehensive income, after preferred dividends of subsidiaries	971,000,000	1,223,000,000	1,031,000,000
Total Equity [Member] | San Diego Gas and Electric Company [Member]
Net income	527,000,000	435,000,000	515,000,000
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3,000,000)	2,000,000	(1,000,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	2,000,000	17,000,000	(11,000,000)
Other Comprehensive Income (Loss), Net of Tax, Total	(1,000,000)	19,000,000	(12,000,000)
Total comprehensive income	$ 526,000,000	$ 454,000,000	$ 503,000,000